Pinnacle Focused Opportunities ETF

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Apparel - 2.2%
PVH Corp.	722	$57,933

Biotechnology - 6.1%
Alnylam Pharmaceuticals, Inc. (1)	510	97,639
Gilead Sciences, Inc.	797	64,182
		161,821
Commercial Services - 6.9%
Shift4 Payments, Inc. - Class A (1)	1,752	113,004
United Rentals, Inc.	147	68,874
		181,878
Electric - 2.5%
PG&E Corp. (1)	4,297	67,119

Electronics - 2.4%
National Instruments Corp.	1,240	62,632

Energy-Alternate Sources - 4.0%
First Solar, Inc. (1)	632	106,896

Healthcare-Products - 4.4%
Penumbra, Inc. (1)	446	115,956

Healthcare-Services - 4.4%
Signify Health, Inc. - Class A (1)	4,011	115,477

Home Furnishings - 2.5%
Tempur Sealy International, Inc.	1,572	67,187

Insurance - 9.4%
Arch Capital Group Ltd. (1)	1,362	95,340
Principal Financial Group, Inc.	732	65,558
RenaissanceRe Holdings Ltd.	412	88,539
		249,437
Internet - 2.3%
Netflix, Inc. (1)	185	59,594

Iron & Steel - 4.4%
Steel Dynamics, Inc.	916	115,517

Leisure Time - 3.5%
Royal Caribbean Cruises Ltd. (1)	1,312	92,680

Lodging - 6.6%
Las Vegas Sands Corp. (1)	1,490	85,630
Wynn Resorts Ltd. (1)	836	90,597
		176,227
Mining - 3.1%
Southern Copper Corp.	1,125	82,901

Miscellaneous Manufacturers - 4.3%
Axon Enterprise, Inc. (1)	576	115,379

Oil & Gas - 3.3%
Marathon Petroleum Corp.	707	87,385

Oil & Gas Services - 6.4%
Halliburton Co.	1,651	59,816
Schlumberger Ltd.	2,056	109,400
		169,216
Retail - 9.8%
Burlington Stores, Inc. (1)	490	104,983
Five Below, Inc. (1)	437	89,279
Ross Stores, Inc.	566	62,566
		256,828
Semiconductors - 3.6%
Allegro MicroSystems, Inc. (1)	2,207	96,402

Software - 7.4%
Fair Isaac Corp. (1)	127	86,028
Nutanix, Inc. (1)	3,975	112,294
		198,322
Total Common Stocks
(Cost $2,631,774)		2,636,787

Short-Term Investments
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 4.370% (2)	7,234	7,234
Total Short-Term Investments
(Cost $7,234)		7,234

Total Investments in Securities - 99.8%
(Cost $2,639,008)		2,644,021
Other Assets in Excess of Liabilities - 0.2%		4,593
Total Net Assets - 100.0%		$2,648,614

(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of February 28, 2023.

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The Pinnacle Focused Opportunities ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,636,787	$-	$-	$2,636,787
Short-Term Investments	7,234	-	-	7,234
Total Investments in Securities	$2,644,021	$-	$-	$2,644,021

(1) See Schedule of Investments for the industry breakout.